Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentrations

Note 7. Concentrations

One customer comprised approximately 61% and 81% of the accounts receivable balance as of June 30, 2014 and 2013, respectively.

Note 9. Concentrations

Four and five customers comprised approximately 78% and 84% of total revenue during 2013 and 2012, respectively and one and two customers comprised 100% of accounts receivable at December 31, 2013 and 2012.